Fees Summary	Jan. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 888,000
Previously Paid Amount	0.00
Total Fee Amount	135.95
Total Offset Amount	0.00
Net Fee	135.95
Narrative - Max Aggregate Offering Price	$ 888,000
Final Prospectus	true